CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 318,535	$ 1,188,185
Accounts receivable, net	22,070,954	15,934,490
Prepaid and other current assets	203,876	89,901
Total current assets	22,593,365	17,212,576
Property and equipment, net	2,953	21,198
Land	540,000	540,000
Goodwill	5,666,608	5,666,608
Right of use – assets, net	214,858	406,950
Due from related party	4,979	4,979
Other assets	64,182	73,368
Total assets	29,086,945	23,925,679
Current liabilities
Accounts payable and accrued expense	1,760,765	1,379,760
Accrued expenses - related parties	4,645,826	4,553,057
Accrued interest	707,574	429,200
Right of use – operating lease liabilities	178,524	223,330
Notes payable – current portion	125,774	312,180
Notes payable related parties	1,085,703	0
Line of credit	17,209,908	8,645,991
Convertible notes payable, net of debt discounts of $131,705 and $0, respectively	118,295	105,000
Net liabilities of discontinued operations	0	238,285
Total current liabilities	25,832,369	15,886,803
Other liabilities
Notes payable	138,773	251,725
Operating lease liability – long term	42,976	185,877
Total liabilities	26,014,118	16,324,405
Mezzanine equity
Total Mezzanine Equity	5,542,488	4,916,105
Stockholders' (deficit)/equity
Common Stock; 300,000,000 shares authorized, $0.001 par value; 13,701,698 and 5,100,971 shares issued and outstanding at December 31, 2025 and 2024, respectively	13,702	5,101
Additional paid-in capital	72,021,848	22,721,549
Unearned stock-based compensation	(579,215)	0
Accumulated deficit	(79,490,980)	(72,949,085)
Total stockholders' (deficit)/equity	(2,469,661)	2,685,169
Total liabilities, mezzanine equity and stockholders' (deficit)/equity	29,086,945	23,925,679
Redeemable Series N Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	3,802,010	3,339,317
Redeemable Series X Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	1,740,478	1,576,788
Series B Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	0	5,119,468
Series C Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	0	296
Series E Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	0	701,500
Series F-1 Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	15,500	15,500
Series I Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	0	41,876,368
Series L Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	1,277,972	1,277,972
Series Y Senior Convertible Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred Stock Value	$ 4,271,512	$ 3,916,500